FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis at Aggregate Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 32,602	$ 22,631
Liabilities	(14,135)	$ (13,246)
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	2,421
Recurring fair value measurement | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	2,374
Recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	47
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	0
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Liabilities	2
Recurring fair value measurement | Derivatives | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Recurring fair value measurement | Derivatives | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Liabilities	2
Recurring fair value measurement | Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [line items]
Assets	2,153
Recurring fair value measurement | Cash and equivalents | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,153
Recurring fair value measurement | Cash and equivalents | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Cash and equivalents | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [line items]
Assets	221
Recurring fair value measurement | Other investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	221
Recurring fair value measurement | Other investments | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Other investments | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure of fair value measurement of assets [line items]
Assets	(45)
Recurring fair value measurement | Receivables from provisional copper and gold sales | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	45
Recurring fair value measurement | Receivables from provisional copper and gold sales | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0